HARRIS
                                INSIGHT(R) FUNDS

                              HARRIS INSIGHT FUNDS

                         Supplement dated June 30, 2003
          to the Statement of Additional Information dated May 1, 2003

         The Harris Insight Equity Income Fund has been closed and liquidated as of June 30, 2003. All references to the Harris Insight Equity Income Fund in the Statement of Additional Information dated May 1, 2003 should be disregarded.

                                     * * * *

         The following chart replaces the corresponding chart on page 34 in the section entitled Trustees and Executive Officers.

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OFFICERS OF THE TRUST:

                                  TERM OF                                          NUMBER OF
                                 OFFICE AND                                       PORTFOLIOS
                                 YEAR FIRST                                         IN FUND
                                 ELECTED OR                                         COMPLEX
NAME, POSITION(S) WITH TRUST    APPOINTED TO      PRINCIPAL OCCUPATION(S) DURING    OVERSEEN            OTHER
           AND AGE                 OFFICE              PAST FIVE YEARS             BY TRUSTEE       DIRECTORSHIPS
           -------                 ------              ---------------             ----------       -------------
Peter P. Capaccio, 46,           Since 2001    Senior Vice President, Harris Trust    N/A               N/A
President                                      and Savings Bank.
  111 W. Monroe Street
  Chicago, IL  60603

Ishwar D. Gupta, 60, Vice        Since 2001    Senior Vice President, Harris Trust    N/A               N/A
President and Assistant                        and Savings Bank.
Secretary
  111 W. Monroe Street
  Chicago, IL  60603

Merrill J. Sklenar, 57, Vice     Since 2001    Vice President, Harris Trust and       N/A               N/A
President and Assistant                        Savings Bank.
Secretary
  111 W. Monroe Street
  Chicago, IL  60603

David C. Lebisky, 30,            Since 2001    Assistant Vice President, PFPC Inc.    N/A               N/A
Secretary                                      (mutual fund administrator).
  103 Bellevue Parkway
  Wilmington, DE  19809

Thomas J. Ryan, 61,            Since May 2003  Vice President and Director of         N/A               N/A
Treasurer and Principal                        Accounting, PFPC Inc.
Financial and Accounting         Also from
Officer                         1999 to 2002
  103 Bellevue Parkway
  Wilmington, DE  19809

L. Linn Solano, 51,              Since 2001    Assistant Vice President, PFPC Inc.    N/A               N/A
Assistant Treasurer
  103 Bellevue Parkway
  Wilmington, DE  19809


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